Long-term bank loans (Tables)	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Summary of Bank Loans

Type of loans	Period and payment term	December 31, 2020	December 31, 2021
		NT$000	NT$000
Syndicated bank loan	Borrowing period is from May 30, 2018 to May 30, 2023; interest is repayable monthly; principal is repayable semi-annually from November 30, 2018	3,310,000	54,000
Government granted bank loans	Borrowing period is from March 11, 2020 to November 15, 2031; interest is repayable monthly; principal is repayable monthly from March 15, 2023	4,505,000	9,463,131
Less: Fee on syndicated bank loan		(17,223)	(10,026)
Less: Unamortized interest on government granted bank loans		(64,212)	(93,740)
Less: Current portion (fee included)		(748,353)	(46,826)

		6,985,212	9,366,539

Interest rate range		0.65%~1.7895%	0.45%~1.7895%

Unused credit lines of long-term bank loan NT$000		11,239,000	8,776,868